Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Revenue	$ 8,496	$ 9,781
Production costs	(5,635)	(6,153)
Depletion and amortization	(2,278)	(1,790)
Cost of sales	(7,913)	(7,943)
Gross profit	583	1,838
Administrative expenses	(1,025)	(1,443)
Share-based payment expenses	(188)	(765)
Amortization	(98)	(134)
General and administrative expenses	(1,311)	(2,342)
Exploration and holding expenses	(1,116)	(1,073)
Other income (expenses)	992	(651)
Finance expenses	(915)	(725)
Loss before income taxes	(1,767)	(2,953)
Income tax recovery	67	31
Net loss	(1,700)	(2,922)
Items that may be reclassified subsequently to profit and loss:
Foreign currency translation differences	(736)	(973)
Total other comprehensive loss	(736)	(973)
Total comprehensive loss	$ (2,436)	$ (3,895)
Loss per share
Basic and diluted	$ (0.05)	$ (0.09)
Weighted average number of shares
Basic and diluted	33,794,264	32,371,125